CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement of Income and Comprehensive Income
Net income	$ 934,889	$ 506,622	$ 671,135
Reclassification to retained earnings due to cumulative effect of accounting change	0	0	(50)
Other comprehensive income (loss) before tax:
Foreing currency translation adjustment	3,947	(14,471)	(6,847)
Adjustment of pension and postretirement benefit plans	36,950	(9,032)	(21,874)
Amortization of net losses	20,749	21,447	23,508
Unrealized holding (losses) gains on debt securities arising during the period	(619,470)	419,993	286,063
Reclassification adjustment for (gains) losses included in net income	(23)	(41)	20
Unrealized net gains (losses) on cash flow hedges	539	(8,872)	(5,741)
Reclassification adjustment for net losses included in net income	1,847	6,379	3,882
Other comprehensive (loss) income before tax	(555,461)	415,403	278,961
Income tax benefit (expense)	40,401	(55,474)	(20,925)
Total other comprehensive (loss) income, net of tax	(515,060)	359,929	258,036
Comprehensive income, net of tax	$ 419,829	$ 866,551	$ 929,171